Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of December 31,
	2019	2020
	(RMB in thousands)
Funds payable to Institutional Funding Partners (i)	415,297	670,942
Tax payable	270,163	632,006
Payable for acquisition of land use rights (ii)	-	516,000
Accrued payroll and welfare	327,827	364,500
Guarantee derivative liabilities at fair value (Note 9)	-	252,613
Other payable to Individual Investors on Juzi Licai	-	86,841
Accrued marketing expenses	71,849	78,681
Payable to third‑party sellers	90,133	55,704
Deferred service fees	47,887	51,966
Risk management fees	12,322	48,993
Short-term leasing liabilities	45,764	45,577
Accrued professional fees and outsourcing fees	31,401	37,684
Deferred interest and financial services income and others	36,816	23,038
Security deposits from third‑party sellers	14,087	10,718
Other accrued expenses	31,093	51,084
Total accrued expenses and other current liabilities	1,394,639	2,926,347

(i)	The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.
(ii)

In 2020, the Group obtained the land use rights from local authorities with a cash consideration of RMB1.0 billion. The Group has made the first installment payment of RMB516.0 million in February 2020, and the second installment payment of RMB516.0 million in February 2021.